Convertible Instruments Classified as Equity (Tables)	12 Months Ended
Dec. 31, 2019
Convertible Equity Instrument [Abstract]
Schedule of convertible loan note reserve
2019
$000

Par value of cConvertible loan notes issued	1,850
Less: Fair value of warrants issued to note holders	(545)

1,305

Accrued interest	52

1,357